Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

SEC PAY VERSUS PERFORMANCE DISCLOSURE

The following table sets forth information regarding the relationship between compensation actually paid to our named executive officers, as defined in the Securities and Exchange Commission rules, and the financial performance of the company.

Year	Summary Compensation Table Total for Terry K. Spencer [2]	Compensation Actually Paid to Terry K. Spencer [1,2]	Summary Compensation Table Total for Pierce H. Norton II [3]	Compensation Actually Paid to Pierce H. Norton II [1,2]	Average Summary Compensation Table Total for Non-PEO NEOs [4]	Average Compensation Actually Paid to Non-PEO NEOs [1,4]	Value of Initial Fixed $100 Investment Based on:		Net Income	Earnings Per Share
							Total Shareholder Return [5]	Peer Group Total Shareholder Return [5,6]
2023	$—	$—	$9,547,574	$6,585,820	$3,650,976	$2,575,822	$125.62	$149.92	$2,658,934,437	$5.48
2022	$—	$—	$8,139,024	$7,369,578	$3,040,323	$1,844,648	$111.01	$130.13	$1,722,221,246	$3.84
2021	$9,287,113	$5,136,261	$7,246,578	$8,150,397	$3,163,660	$5,392,850	$93.37	$109.74	$1,499,706,012	$3.35
2020	$10,143,927	$(5,589,662)	$—	$—	$2,525,762	$(1,426,729)	$56.64	$76.18	$612,808,674	$1.42

[1] The following table sets forth amounts that were deducted from, and added to, the Summary Compensation Table total compensation amounts to calculate the compensation actually paid amounts.

2 Mr. Spencer retired as our President and Chief Executive Officer, effective June 28, 2021, and retired as an advisor to the President and Chief Executive Officer and from the Board, effective September 30, 2021.

3 Mr. Norton was appointed by the Board as Mr. Spencer’s successor, effective June 28, 2021.

[4] Our named executive officers whose compensation amounts are included in the Non-PEO average are Walter S. Hulse III, Kevin L. Burdick, Sheridan C. Swords and Robert F. Martinovich for 2020, 2021 and 2022. For 2023, the named executive officers included in the Non-PEO average are Walter S. Hulse III, Kevin L. Burdick, Sheridan C. Swords, Charles M. Kelley, and Stephen B. Allen.

5 TSR is calculated from December 31, 2019 to the end of the applicable fiscal year.

[6] Peer Group TSR is the Alerian Midstream Energy Select Index.

Company Selected Measure Name		Earnings Per Share
Named Executive Officers, Footnote

[4] Our named executive officers whose compensation amounts are included in the Non-PEO average are Walter S. Hulse III, Kevin L. Burdick, Sheridan C. Swords and Robert F. Martinovich for 2020, 2021 and 2022. For 2023, the named executive officers included in the Non-PEO average are Walter S. Hulse III, Kevin L. Burdick, Sheridan C. Swords, Charles M. Kelley, and Stephen B. Allen.

Peer Group Issuers, Footnote		Peer Group TSR is the Alerian Midstream Energy Select Index.
Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,650,976	$ 3,040,323	$ 3,163,660	$ 2,525,762
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 2,575,822	1,844,648	5,392,850	(1,426,729)
Adjustment to Non-PEO NEO Compensation Footnote
	2023
Description	Pierce H. Norton II	Non-PEO NEO Average
Deduction for Grant-Date Fair Value of stock awards granted during applicable year reported under the “Stock Awards” column of the Summary Compensation Table	$(6,274,485)	$(1,832,166)
Increase for year-end fair value of equity awards granted during the applicable fiscal year that are outstanding and unvested as of the end of the covered fiscal year [b,c]	$5,379,573	$1,380,176
Increase for awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date [c]	—	—
Increase/deduction for change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year [b,c]	$(2,023,268)	$(325,616)
Increase/deduction for awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value [b,c]	$(43,574)	$37,128
Deduction for the fair value amount at the end of the prior fiscal year for awards granted in prior years that fail to meet the applicable vesting conditions during the covered fiscal year [b,c,d]	—	$(140,123)
Deduction for change in actuarial present value reported under the “Change in Pension Value” column of the Summary Compensation Table for applicable fiscal year	—	$(266,669)
Increase for actuarially determined service cost for pension plans [a]	—	$72,115
Total Adjustments	$(2,961,754)	$(1,075,154)

[a] Includes service cost for pension and SERP retirement plans. There was no prior service cost for 2020, 2021, or 2022.

[b] Dividend equivalents are accrued in the form of restricted units or performance units, as applicable, over the term of the vesting period and are paid when the awards vest. Dividends (and corresponding dividend equivalents) are reflected in the fair value of the applicable award.

[c] Fair value is calculated pursuant to ASC Topic 718.

[d] 2023 reflects the average of the fair value as of December 31, 2023, of 598 RSUs and 2,386 PSUs granted on February 17, 2021, 1,611 RSUs and 6,014 PSUs granted on February 23, 2022, and 2,753 RSUs and 10,679 PSUs granted February 22, 2023, that were cancelled October 1, 2023, due to Mr. Allen’s retirement.

Compensation Actually Paid vs. Total Shareholder Return		COMPENSATION ACTUALLY PAID VERSUS TOTAL SHAREHOLDER RETURN
Compensation Actually Paid vs. Net Income		COMPENSATION ACTUALLY PAID VERSUS NET INCOME
Compensation Actually Paid vs. Company Selected Measure		COMPENSATION ACTUALLY PAID VERSUS EARNINGS PER SHARE
Tabular List, Table

Pay Versus Performance Tabular List of Most Important Financial Performance Measures

We believe the following performance measures represent the most important performance measures used by us to link compensation actually paid to our named executive officers for the fiscal year ended December 31, 2023:

●        Earnings Per Share

●        Return on Invested Capital

●        Relative TSR Percentile

Total Shareholder Return Amount	[3]	$ 125.62	111.01	93.37	56.64
Peer Group Total Shareholder Return Amount	[3],[4]	149.92	130.13	109.74	76.18
Net Income (Loss)		$ 2,658,934,437	$ 1,722,221,246	$ 1,499,706,012	$ 612,808,674
Company Selected Measure Amount		5.48	3.84	3.35	1.42
Adjustment to Compensation, Amount		$ (1,075,154)
PEO Name		Mr. Spencer
Measure:: 1
Pay vs Performance Disclosure
Name		Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name		Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name		Relative TSR Percentile
Terry K. Spencer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]			$ 9,287,113	$ 10,143,927
PEO Actually Paid Compensation Amount	[2],[5]			5,136,261	(5,589,662)
Pierce H. Norton II [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]	9,547,574	8,139,024	7,246,578
PEO Actually Paid Compensation Amount	[2],[5]	6,585,820	$ 7,369,578	$ 8,150,397
Adjustment to Compensation, Amount		(2,961,754)
Pierce H. Norton II [Member] | Deduction for Grant-Date Fair Value of stock awards granted during applicable year reported under the “Stock Awards” column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,274,485)
Pierce H. Norton II [Member] | Increase for year-end fair value of equity awards granted during the applicable fiscal year that are outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7],[8]	5,379,573
Pierce H. Norton II [Member] | Increase for awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]
Pierce H. Norton II [Member] | Increase/deduction for change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7],[8]	(2,023,268)
Pierce H. Norton II [Member] | Increase/deduction for awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7],[8]	(43,574)
Pierce H. Norton II [Member] | Deduction for the fair value amount at the end of the prior fiscal year for awards granted in prior years that fail to meet the applicable vesting conditions during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7],[8],[9]
Pierce H. Norton II [Member] | Deduction for change in actuarial present value reported under the “Change in Pension Value” column of the Summary Compensation Table for applicable fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Pierce H. Norton II [Member] | Increase for actuarially determined service cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]
Non-PEO NEO Average [Member] | Deduction for Grant-Date Fair Value of stock awards granted during applicable year reported under the “Stock Awards” column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,832,166)
Non-PEO NEO Average [Member] | Increase for year-end fair value of equity awards granted during the applicable fiscal year that are outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7],[8]	1,380,176
Non-PEO NEO Average [Member] | Increase for awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]
Non-PEO NEO Average [Member] | Increase/deduction for change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7],[8]	(325,616)
Non-PEO NEO Average [Member] | Increase/deduction for awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7],[8]	37,128
Non-PEO NEO Average [Member] | Deduction for the fair value amount at the end of the prior fiscal year for awards granted in prior years that fail to meet the applicable vesting conditions during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7],[8],[9]	(140,123)
Non-PEO NEO Average [Member] | Deduction for change in actuarial present value reported under the “Change in Pension Value” column of the Summary Compensation Table for applicable fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(266,669)
Non-PEO NEO Average [Member] | Increase for actuarially determined service cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	$ 72,115

[1]

[4] Our named executive officers whose compensation amounts are included in the Non-PEO average are Walter S. Hulse III, Kevin L. Burdick, Sheridan C. Swords and Robert F. Martinovich for 2020, 2021 and 2022. For 2023, the named executive officers included in the Non-PEO average are Walter S. Hulse III, Kevin L. Burdick, Sheridan C. Swords, Charles M. Kelley, and Stephen B. Allen.

[2]	The following table sets forth amounts that were deducted from, and added to, the Summary Compensation Table total compensation amounts to calculate the compensation actually paid amounts.
[3]	TSR is calculated from December 31, 2019 to the end of the applicable fiscal year.
[4]	Peer Group TSR is the Alerian Midstream Energy Select Index.
[5]	Mr. Spencer retired as our President and Chief Executive Officer, effective June 28, 2021, and retired as an advisor to the President and Chief Executive Officer and from the Board, effective September 30, 2021.
[6]	Mr. Norton was appointed by the Board as Mr. Spencer’s successor, effective June 28, 2021.
[7]

[b] Dividend equivalents are accrued in the form of restricted units or performance units, as applicable, over the term of the vesting period and are paid when the awards vest. Dividends (and corresponding dividend equivalents) are reflected in the fair value of the applicable award.

[8]	Fair value is calculated pursuant to ASC Topic 718.
[9]	2023 reflects the average of the fair value as of December 31, 2023, of 598 RSUs and 2,386 PSUs granted on February 17, 2021, 1,611 RSUs and 6,014 PSUs granted on February 23, 2022, and 2,753 RSUs and 10,679 PSUs granted February 22, 2023, that were cancelled October 1, 2023, due to Mr. Allen’s retirement.
[10]	[a] Includes service cost for pension and SERP retirement plans. There was no prior service cost for 2020, 2021, or 2022.